Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	2.182%
Current Annual Dividend	$ 0.5456
Minimum Reset Dividend Yield (%)	1.84%
Earliest Redemption and/or Conversion Option Date	August 15, 2025
Redemption Value	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series B
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	6.434%
Current Annual Dividend	$ 1.6085
Minimum Reset Dividend Yield (%)	2.65%
Earliest Redemption and/or Conversion Option Date	August 15, 2028
Redemption Value	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series D
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	4.202%
Current Annual Dividend	$ 1.0505
Minimum Reset Dividend Yield (%)	2.63%
Earliest Redemption and/or Conversion Option Date	February 15, 2025
Redemption Value	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series G
Series F Preferred Stock | From February 15, 2025
Class of Stock [Line Items]
Current Annual Dividend	$ 1.4372
Series B Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	2.393%
Minimum Reset Dividend Yield (%)	1.84%
Earliest Redemption and/or Conversion Option Date	August 15, 2025
Redemption Value	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series A
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	6.324%
Current Annual Dividend	$ 1.5810
Minimum Reset Dividend Yield (%)	4.90%
Earliest Redemption and/or Conversion Option Date	August 15, 2028
Redemption Value	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series I
Series J Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	4.25%
Current Annual Dividend	$ 1.0625
Minimum Reset Dividend Yield (%)	4.25%
Earliest Redemption and/or Conversion Option Date	May 15, 2026
Redemption Value	$ 25.00
Right to Convert on a one for one basis	Series K
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	4.50%
Current Annual Dividend	$ 1.1250
Redemption Value	$ 25.00
Series L Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	4.60%
Current Annual Dividend	$ 1.1500
Earliest Redemption and/or Conversion Option Date	November 15, 2026
Redemption Value	$ 26.00
Series L Preferred Stock | On Or After November 15, 2026 to November 15, 2027
Class of Stock [Line Items]
Redemption Value	26.00
Series L Preferred Stock | After November 15, 2027 To November 15, 2030
Class of Stock [Line Items]
Preferred Stock, Redemption Price, Annual Decrease	0.25
Series L Preferred Stock | After November 15, 2030
Class of Stock [Line Items]
Redemption Value	25.00
Series D Preferred Stock
Class of Stock [Line Items]
Redemption Value	25.00
Series D Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value	25.50
Series G Preferred Stock
Class of Stock [Line Items]
Redemption Value	25
Series G Preferred Stock | After February 15, 2025
Class of Stock [Line Items]
Redemption Value	$ 25.5
Series I Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)	2.54%
Redemption Value	$ 25
Series I Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value	$ 25.5